Offerings - Offering: 1	Nov. 25, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	4,500,000
Proposed Maximum Offering Price per Unit | $ / shares	14.72
Maximum Aggregate Offering Price	$ 66,240,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,147.74
Offering Note

(1)
This Registration Statement on Form S-8 covers (i) 2,944,669 shares of common stock, par value $0.01 per share, of the Registrant (the “Common Stock”) authorized to be issued under the Diversified Energy Company 2025 Equity Incentive Plan (the “Plan”) and 1,555,331 shares of Common Stock that may become available for issuance under the Plan as a result of awards under the Plan that, in whole or in part, are terminated, expire or are otherwise cancelled and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), such indeterminate number of additional shares of Common Stock as may become issuable to prevent dilution in the event of stock splits, stock dividends or similar transactions pursuant to the terms of the Plan. The Registrant is the successor issuer to Diversified Energy Company PLC (“DEC plc”), and pursuant to a court-sanctioned scheme of arrangement as part of DEC plc’s redomiciliation to the United States, all ordinary shares, nominal (par) value £0.20 per share, of DEC plc were exchanged on a one-for-one basis for shares of Common Stock. The proposed maximum offering price per unit has been estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act and is based on the average of the high and low sale prices of an ordinary share of DEC plc, as quoted on the New York Stock Exchange on November 20, 2025.